Warrant Liabilities (Details) - Exchange Listing, LLC [Member] - Warrants [member]	Mar. 26, 2023 $ / shares shares
Warrant Liabilities (Details) [Line Items]
Share issued | shares	250,000
Warrants exercisable per share | $ / shares	$ 4